SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Single Reportable Segment [Member]
Segment Reporting Information [Line Items]
SCHEDULE OF SEGMENT

	March 31, 2026	December 31, 2025
Cash	$323,217	$984,245
Cash held in the Trust Account	$198,568,274	$196,958,306

	For the Three Months Ended March 31,
	2026	2025
General and administrative costs	$1,096,944	$489,035
Interest earned on cash held in the Trust Account	$1,668,676	$1,494,489

	December 31, 2025	December 31, 2024
Cash	$984,245	$20,005
Cash held in Trust Account	$196,958,306	$—

	For the Year Ended December 31, 2025	For the Period from September 27, 2024 (Inception) Through December 31, 2024
General and administrative costs	$3,656,556	$47,952
Interest earned on cash held in Trust Account	$7,293,022	$—